Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is the price that would be received to sell an asset or the price paid to transfer a liability as of the measurement date. A three-tier, fair-value reporting hierarchy exists for disclosure of fair value measurements based on the observability of the inputs to the valuation of financial assets and liabilities. The three levels are:
Level 1 – Quoted prices for identical instruments in active markets. Level 1 assets may include equity and debt securities that are traded in an active exchange market, including shares of mutual funds.
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 assets and liabilities may include debt and equity securities, purchased loans and over-the-counter derivative contracts whose fair value is determined using a pricing model without significant unobservable market data inputs.
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable in active exchange markets.

(a) Fair Value Measurements on a Recurring Basis
Fair value measurements for classes of Federated’s assets and liabilities measured at fair value on a recurring basis consisted of the following at December 31:

	2012				2011
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$67,585	$0	$0	$67,585	$49,273	$0	$0	$49,273
Available-for-sale equity securities[1]	102,493	33,530	0	136,023	128,611	30,928	0	159,539
Trading securities—equity	9,194	16,776	0	25,970	10,805	18,653	0	29,458
Trading securities—debt	614	28,436	0	29,050	216	83,831	0	84,047
Foreign currency forward contract	0	158	0	158	0	55	0	55
Total financial assets	$179,886	$78,900	$0	$258,786	$188,905	$133,467	$0	$322,372
Financial Liabilities
Interest rate swap	$0	$11,178	$0	$11,178	$0	$15,241	$0	$15,241
Acquisition-related future consideration liabilities	0	0	11,759	11,759	0	0	13,404	13,404
Other[2]	1,015	0	0	1,015	0	245	0	245
Total financial liabilities	$1,015	$11,178	$11,759	$23,952	$0	$15,486	$13,404	$28,890

1
Previously reported fair value measurements as of December 31, 2011 have been restated herein to reflect as Level 2 the fair value measurement of an investment in a mutual fund that is not traded in an active exchange market but for which net asset value was used as a practical expedient to estimate fair value. The entire balance in Level 2 as of December 31, 2011 had previously been listed as Level 1.

2	Amounts include investments sold short within sponsored investment products and/or foreign currency forward contracts recorded in Other current liabilities on the Consolidated Balance Sheets.

The following is a description of the valuation methodologies used for financial assets and liabilities measured at fair value on a recurring basis. Federated did not hold any nonfinancial assets or liabilities measured at fair value on a recurring basis at December 31, 2012 or 2011.

Cash and cash equivalents
Cash and cash equivalents include investments in money market funds and deposits with banks. Cash and cash equivalents invested in Federated money market funds totaled $60.2 million and $45.8 million at December 31, 2012 and 2011, respectively. Cash investments in money market funds are valued under the market approach through the use of quoted market prices in an active market, which is the net asset value of the underlying funds, and are classified within Level 1 of the valuation hierarchy.

Available-for-sale equity securities
Available-for-sale equity securities include investments in sponsored fluctuating-value mutual funds and are included in Investments—affiliates on the Consolidated Balance Sheets. For investments in mutual funds that are listed on an active exchange, the securities are valued under the market approach through the use of quoted market prices available in an active market, which is the net asset value of the underlying funds, and are classified within Level 1 of the valuation hierarchy. For one investment in a mutual fund that is not listed on an active exchange but for which the net asset value is calculated daily and for which there are no redemption restrictions, the security is valued using net asset value as a practical expedient and is classified as Level 2. There is no modeling or additional information needed to arrive at the fair values of these investments.
Trading securities—equity
These trading securities primarily represented the equity securities held by consolidated investment funds and are included in Investments—other on the Consolidated Balance Sheets. For the publicly traded equity securities available in an active exchange market, whether domestic or foreign, the fair value of these securities is often classified as Level 1 and is based on unadjusted quoted market prices. From time to time, however, the fair value of certain equity securities traded principally in foreign markets may be determined by third-party pricing services when it has been determined that there has been a significant trend in the U.S. equity markets or in index futures trading. The determination to use the third-party pricing service versus the unadjusted quoted market price is the cause for transfers between Level 1 and Level 2 for these securities. For the period between December 31, 2011 and December 31, 2012, $2.0 million of investments transferred from Level 1 to Level 2 as a result of a determination by management at the end of 2012 to use adjusted quoted market prices because there had been a significant trend to do so in the U.S. equity markets or in index futures trading after the foreign markets closed, as compared to, at the end of 2011, using unadjusted quoted market prices to determine fair values of these equity securities. For the period between December 31, 2010 and December 31, 2011, approximately $3.5 million of investments transferred from Level 2 to Level 1 as a result of a determination by management at the end of 2010 to use adjusted quoted market prices for the reasons noted above. Transfers into and out of Levels 1 and 2 of the fair value hierarchy are reported at fair values as of the beginning of the period in which the transfers occur.

At December 31, 2012 and 2011, equity trading securities also included shares of certain non-publicly traded mutual funds that were valued using net asset value as a practical expedient (Level 2). Most significantly, Federated held shares of an offshore master investment fund as a result of consolidating one of its feeder funds as of December 31, 2012 and 2011. The offshore master investment fund, which is not publicly traded in an active exchange market, makes investments in global project and trade finance transactions. The $12.1 million and $17.9 million fair value at December 31, 2012 and 2011, respectively, of the feeder fund's investment in the master fund was determined using the net asset value of the master fund, as a practical expedient, and was classified as Level 2 in the valuation hierarchy at December 31, 2012 and 2011.

Trading securities—debt
At December 31, 2012, trading debt securities primarily represented U.S. and foreign bonds held by consolidated sponsored investment funds. The fair value of these securities may include observable market data such as closing market prices provided by independent pricing services after considering factors such as the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. At December 31, 2011, trading debt securities primarily represented high-quality, short-term debt securities held by a consolidated, non-U.S. dollar money market fund ($77.1 million). Such assets had a maximum weighted-average maturity of 15 days at December 31, 2011 and were valued based on amortized cost, which approximated fair value given the high-quality, short-term nature of these securities. The entire amount of these securities is included in Investments—other on the Consolidated Balance Sheets.
Foreign currency forward contracts
The fair value of foreign currency forward contracts is primarily included in Receivables, net or Other current liabilities on the Consolidated Balance Sheets. These contracts primarily represent contracts held by certain consolidated sponsored investment funds as part of their investment strategy. Pricing is determined by interpolating a value by utilizing the spot foreign exchange rate and forward points (based on the spot rate and currency interest rate differentials), which are all inputs that are observable in active markets (Level 2).
Interest rate swap
The fair value of Federated's interest rate swap (the Swap) at December 31, 2012 is included in Other current liabilities ($5.9 million) and Other long-term liabilities ($5.3 million) on the Consolidated Balance Sheets. Pricing is determined based on a third-party, model-derived valuation in which all significant inputs are observable in active markets including the Eurodollar future rate and yields for three- and thirty-year Treasury securities. See Note (11) for more information regarding the Swap.
Acquisition-related future consideration liabilities
From time to time, pursuant to purchase and sale agreements entered into in connection with certain business combinations, Federated may be required to make future consideration payments if certain contingencies are met. See Note (20)(a) for additional information regarding the nature and timing of these payments. In connection with these arrangements entered into after January 1, 2009, Federated records a liability representing the estimated fair value of future consideration payments as of the acquisition date. The liability is subsequently remeasured at fair value on a recurring basis with changes in fair value recorded in earnings. As of December 31, 2012, acquisition-related future consideration liabilities were recorded in Other current liabilities ($3.5 million) and Other long-term liabilities ($8.3 million) on the Consolidated Balance Sheets. Management estimated the fair value of future consideration payments based primarily upon expected future cash flows using an income approach valuation methodology with unobservable data inputs (Level 3). As of December 31, 2012, significant inputs involving unobservable market data included (1) an estimated rate of change for underlying AUM ranging from (13)% - 28% per year (weighted average of 4%); (2) an estimate ranging from 0.01% - 0.02% per year of the impact of fee waivers to maintain positive or zero net yields on the contractually-derived net revenue per managed asset assumptions (weighted average of 0.01%); and (3) an estimated discount rate ranging from 15% - 18% based on the current estimated market rate of return (weighted average of 16%). Assuming no other changes in model inputs, the fair value of the future consideration liability will increase, resulting in additional Intangible asset related expense in the period of change if: (1) the underlying AUM grow at a rate that is greater than the assumed rate, (2) the actual impact of fee waivers to maintain positive or zero net yields on the net revenue is less than the assumed amount, or (3) the discount rate decreases. Conversely, the fair value of the future consideration liability will decrease if the inverse occurs for any of these inputs, assuming no other changes.

The following table presents a reconciliation of the beginning and ending fair value measurements of Federated’s liability for future consideration payments related to these acquisitions for each year presented:

in thousands	2012	2011	2010
Beginning balance	$13,404	$20,058	$0
New acquisition adjustment[1]	3,361	(2,600)	20,058
Changes in fair value[2]	(793)	900	0
Contingent consideration payments	(4,213)	(4,954)	0
Ending balance	$11,759	$13,404	$20,058

1
Amounts include the preliminary fair value estimate of the contingent payment liability recorded in connection with a new acquisition or the revision thereof upon finalization of the valuation process related to initial purchase accounting.

2	Amounts primarily included as a (decrease) increase to Intangible asset related expense on the Consolidated Statements of Income.

Investments sold short
The fair value of investments sold short within a consolidated investment fund is included in Other current liabilities on the Consolidated Balance Sheets. These investments primarily relate to domestic equity securities that are available in an active exchange market. The fair value of these investments is classified as Level 1 and is based on unadjusted quoted market prices.
(b) Fair Value Measurements on a Nonrecurring Basis
As previously disclosed, Federated holds a 12% non-voting, noncontrolling interest in a privately-held investment management firm that is registered as an investment adviser and a commodity trading adviser. This investment is accounted for using the equity-method of accounting. Federated's investment in and maximum exposure to loss related to its equity-method investment as compared to its proportionate share of the investee's underlying net assets is characterized as goodwill. Federated evaluated the carrying value of its investment for other-than-temporary impairment under the equity-method of accounting. Due to declines in the investee's AUM, their performance relative to indices and the uncertainty regarding each in the future, management estimated the fair value of its investment at June 30, 2012 and September 30, 2012. Based on the evaluation of qualitative and quantitative factors, management concluded that the investment was not other-than-temporarily impaired as of June 30, 2012 and September 30, 2012.

In light of significant declines in the investee's AUM in the fourth quarter 2012 and lower short-term growth forecasts in AUM, management once again estimated the fair value of its investment at December 31, 2012 and considered whether it was other-than-temporarily impaired. The estimate of fair value was based primarily upon the present value of expected future cash flows using an income approach valuation methodology with unobservable data inputs (Level 3). Significant unobservable model inputs included: (1) projected AUM across product lines with a 10-year compounded annual growth rate of 15% and a terminal growth rate of 3%; and (2) a 17% discount rate based upon the current estimated market rate of return. Based on management's evaluation of qualitative and quantitative factors, management concluded that the investment was other-than-temporarily impaired as of December 31, 2012. Accordingly, Federated recorded a $3.0 million impairment charge in Nonoperating Income (Expenses) – Other, net to write down the equity-method investment to a fair value of $3.8 million. Given uncertainties regarding the success of future sales efforts and possible prolonged periods of over/underperformance compared to indices and the significance of these factors to AUM, management cannot be certain of the outcome of future cash flow analyses.

Since 2008, Federated experienced significant declines in the AUM related to certain quantitative investment products acquired in 2006. The declines in AUM reflected significant market depreciation as well as investor net redemptions. In light of these declines in AUM, performance relative to peers and indices and the uncertainty regarding each of these in the future, the carrying values of the related intangible assets were tested for recoverability at various times over the past several years. Management’s quarterly recoverability test of the carrying value of these intangible assets performed as of June 30, 2010 and December 31, 2010 indicated that the carrying values were not fully recoverable. Cash flow projections at June 30, 2010 and December 31, 2010 were lower than previous projections prepared in connection with recoverability testing as a result of actual and projected declines in AUM in excess of prior estimates. Management estimated the fair value of these intangible assets at June 30, 2010 and December 31, 2010 based primarily upon expected future cash flows using an income approach valuation methodology with unobservable data inputs (Level 3). Such inputs included (1) an estimated rate of change for underlying AUM; (2) expected revenue per managed asset; (3) direct operating expenses; and (4) a discount rate. Management estimated a rate of change for underlying AUM based on a combination of an estimated rate of market appreciation or depreciation and an estimated net redemption or sales rate. Expected revenue per managed asset and direct operating expenses are generally based on contract terms, average market participant data and historical experience. The discount rate was estimated at the current market rate of return. In addition, because of the subjective nature of the projected discounted cash flows, management considered several scenarios and used probability weighting to calculate the expected future cash flows attributable to the intangible assets. The probability-weighted scenarios assumed growth rates in AUM ranging from -100% to 9% over the cash-flow projection period. As a result of these fair value analyses, during 2010 Federated recorded a $10.2 million impairment charge on the Consolidated Statements of Income, $8.2 million of which was included in Intangible asset related expenses with the remainder in Operating Expenses – Other. The related customer relationship intangible assets were written down to $2.0 million, the noncompete agreement included in Other intangible assets was written down to $0.8 million and the related fixed assets were written down to $0.7 million as of December 31, 2010. Intangible asset amortization expense and fixed asset depreciation for future periods were reduced as a result of this impairment. Given the uncertainties regarding future market conditions, the timing and pace of a forecasted recovery and possible prolonged periods of underperformance of the quantitative products compared to peers and indices and the significance of these factors to AUM, management cannot be certain of the outcome of future undiscounted cash flow analyses for these assets with a remaining net book value of $2.1 million at December 31, 2012.
(c) Fair Value Measurements of Other Financial Instruments
The fair value of Federated’s debt is estimated by management based upon expected future cash flows utilizing a discounted cash flow methodology under the income approach. The fair value of the liability is estimated using observable market data (Level 2) in estimating inputs including the discount rate. Based on this fair value estimate, the carrying value of debt appearing on the Consolidated Balance Sheets approximates fair value.